Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Certain information and note disclosures normally included in our annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with Article 10 of Regulation
S-X.
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements and include all adjustments as necessary for the fair statement of the Company’s financial position, results of operations and cash flows as of September 30, 2020 and for the nine months ended September 30, 2019 and 2020. The consolidated balance sheet at December 31, 2019 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with the audited consolidated financial statements and related footnotes for the year ended December 31, 2019. Results for the nine months ended September 30, 2020 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

Principles of consolidation
(b) Principles of consolidation
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All significant intercompany balances and transactions within the Group have been eliminated upon consolidation.

Use of estimates
(c) Use of estimates
The preparation of the Group’s unaudited interim condensed consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the unaudited interim condensed consolidated financial statements and accompanying notes.
Significant accounting estimates include, but are not limited to, determination of the learning period of students, valuation allowance of deferred tax assets, determination of the fair value of ordinary shares, valuation, recognition of share-based compensation expenses and allowance for doubtful accounts including expected credit losses. Actual results could differ from those estimates and such differences may be material to the unaudited interim condensed consolidated financial statements.

Convenience translation
(d) Convenience translation
Translations of balances in the unaudited interim condensed consolidated balance sheets, unaudited interim condensed consolidated statements of operation and comprehensive loss and unaudited interim condensed consolidated statements of cash flows from RMB into USD as of and for the nine months ended September 30, 2020 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.7896, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on September 30, 2020. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at that rate on September 30, 2020, or at any other rate.

Revenue recognition
(e) Revenue recognition
The Group adopted ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and value added tax (“VAT”).
Disaggregation of net revenues
For the nine months ended September 30, 2019 and 2020, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Learning services	454,980	1,423,025

Online courses services	391,622	1,317,440
Fee-based premium services	63,358	105,585
Online marketing services	354,494	335,047
Learning products	84,977	302,647

Total net revenues	894,451	2,060,719

Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.
Allowance for doubtful accounts/expected credit losses
The Group closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable
amounts for periods prior to January 1, 2020. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Accounts receivables balances are written off when they are determined to be uncollectible. From January 1, 2020, the Group’s accounts receivables are subject to the measurement of credit losses within the scope of ASC Topic 326. Accounts receivable consist primarily of receivables from payment channels, advertising customers, and receivables from distribution channels. The Group has identified the relevant risk characteristics of its customers which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends.
Contract liabilities
Contract liabilities refer to the deferred revenue and refund liability.
Deferred revenue is relating to the learning tuition, online marketing services and fee-based premium services with fees received from customers for which the Group’s revenue recognition criteria have not been met. Revenue recognized that was included in the deferred revenue balance at January 1, 2019 and January 1, 2020 amounted to RMB163,280 and RMB426,470, respectively.
As of September 30, 2020, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB1,045.3 million which includes deferred revenues balances and amounts to be invoiced and recognized as revenue in future periods. The Group expects to recognize all this balance as revenue over the next 12 months. This balance does not include an estimate for variable consideration arising from sales rebates to advertising service customers.
Refund liability represents the consideration collected by the Group which it expects to refund to its customers according to refund policy. Refund liability is estimated based on the historical refund ratio for each of the revenue streams. The refund liabilities were not material, as of December 31, 2019 and September 30, 2020. In the event that the actual amount of refund made exceeds the estimation, such excessive amount will be deducted from net revenues.

Business combinations
(f) Business combinations
The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive loss.
For the Company’s majority-owned subsidiaries and consolidated VIEs, noncontrolling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company.
If a business combination is under common control, the acquired assets and liabilities are recognized at their historical book value. The consolidated financial statements include the results of the acquired entities from the earliest date presented or, if more recent, from the date when the entities first came under common control, regardless of the date of the combination. Consolidated financial statements for prior years would also be retrospectively adjusted for periods during which the entities were under common control.

Goodwill
(g) Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets acquired and the liabilities assumed in business combinations.
Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis as of December 31, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Under ASC
350-20-35,
the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than its carrying amount. The quantitative impairment test is comparing the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Recently adopted accounting pronouncements
(h) Recently adopted accounting pronouncements
In June 2016, the FASB issued of ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326)
, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted the new standard effective January 1, 2020 on a modified retrospective basis and did not restate comparative periods. The impact of adopting the new standard was not material to the unaudited interim condensed consolidated financial statements.
In January 2017, the FASB issued ASU
No. 2017-04,
Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
, the guidance removes step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not the difference between the fair value and carrying amount of goodwill which was the step 2 test before. The Group adopted the new standard beginning January 1, 2020 on a prospective basis with no material impact on the unaudited interim condensed consolidated financial statements.